Long-term debt (Details) € in Thousands, $ in Thousands	May 18, 2021 EUR (€) item	Feb. 15, 2021 EUR (€)	Feb. 15, 2021 USD ($)	Jun. 30, 2021 EUR (€)	May 18, 2021 USD ($) item	Dec. 31, 2020 EUR (€)
Long-term debt
Long-term debt				€ 7,133,409		€ 7,808,460
Less current portion				(634,404)		(1,008,359)
Long-term debt, less current portion				6,499,005		6,800,101
Fresenius Medical Care US Finance, Inc
Long-term debt
Redemption of bonds		€ 472,889	$ 650,000
Fresenius Medical Care Finance VII S.A
Long-term debt
Redemption of bonds		€ 300,000
Amended 2012 Credit Agreement
Long-term debt
Long-term debt						1,162,342
Bonds
Long-term debt
Long-term debt				6,898,800		6,408,118
Debt Issuance Program
Long-term debt
Number of tranches | item	2				2
Face amount	€ 1,227,295				$ 1,500,000
Bonds issued with coupon rate 1.875%
Long-term debt
Face amount	€ 695,467				$ 850,000
Borrowings term (in years)	5 years 7 months
Interest rate (as a percent)	1.875%				1.875%
Bonds issued with coupon rate 3.000%
Long-term debt
Face amount	€ 531,828				$ 650,000
Borrowings term (in years)	10 years 7 months
Interest rate (as a percent)	3.00%				3.00%
Other long-term debt
Long-term debt
Long-term debt				€ 234,609		€ 238,000